Expense Example - Transamerica Rothschild and Co Large Cap Value VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	95	296	515	1,143	122	381	660	1,455